Marketable Securities - Additional information (Detail)	Sep. 30, 2020
Marketable Securities [Abstract]
Weighted average duration of marketable securities current	3 months
Weighted average duration of marketable securities non-current	20 months 6 days
Weighted average duration of marketable securities	5 months 15 days